Investments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2015 and 2014 were as follows:

December 31, 2015 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$163,096	$5,563	$(81)	$168,578
Obligations of U.S. States and Political Subdivisions	712,948	14,827	(7,018)	720,757
Foreign government	72,042	202	(10,601)	61,643
Corporate securities	6,060,561	31,263	(353,149)	5,738,675
ABS	542,503	2,517	(8,229)	536,791
CMBS	513,316	627	(7,244)	506,699
RMBS	209,728	4,600	(1,529)	212,799

Total fixed maturities	$8,274,194	$59,599	$(387,851)	$7,945,942

December 31, 2014 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$287,077	$20,933	$(58)	$307,952
Obligations of U.S. States and Political Subdivisions	517,378	26,888	(531)	543,735
Foreign government	250,008	5,637	(437)	255,208
Corporate securities	7,279,391	132,481	(34,127)	7,377,745
ABS	378,906	6,145	(2,408)	382,643
CMBS	331,041	3,507	(1,065)	333,483
RMBS	188,055	2,849	(1,023)	189,881

Total fixed maturities	$9,231,856	$198,440	$(39,649)	$9,390,647

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed maturities are as follows as of December 31, 2015:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$190,261	$189,547
Due after one year through five years	1,461,237	1,459,059
Due after five years through ten years	2,148,851	2,092,046
Due after ten years	3,208,298	2,949,002

Total before asset and mortgage-backed securities	7,008,647	6,689,654
Asset and mortgage-backed securities	1,265,547	1,256,288

Total fixed maturities	$8,274,194	$7,945,942

Schedule of Commercial Mortgage Loan Portfolio by Geographical Region

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company’s commercial mortgage loan portfolio by geographical region as of December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Alabama	$1,508	$1,720
Arizona	34,911	35,481
California	336,310	255,563
Colorado	57,207	22,381
Connecticut	25,374	—
Florida	86,698	20,779
Georgia	67,213	27,502
Hawaii	7,134	8,125
Illinois	92,813	53,174
Iowa	1,266	1,490
Kansas	9,200	—
Kentucky	7,696	8,260
Maine	3,905	4,114
Maryland	33,844	35,536
Massachusetts	90,897	92,963
Minnesota	148,346	52,496
Missouri	—	9,324
Nevada	14,262	14,705
New Jersey	68,720	84,007
New York	94,985	72,625
North Carolina	58,078	31,111
Ohio	36,954	38,400
Oklahoma	10,803	10,835
Pennsylvania	41,975	37,688
South Carolina	2,532	3,130
Tennessee	5,278	5,719
Texas	107,279	103,778
Utah	44,366	45,914
Virginia	2,353	18,572
Washington	11,550	13,138
Wisconsin	5,675	6,637
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,509,132	$1,115,167

Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment

The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2015 and December 31, 2014:

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2015 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$869,470	$85,869	$19,862	$975,201	64.6%	$1,000,948	65.1%
65% to 75%	508,557	25,374	—	533,931	35.4	535,690	34.9
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$1,378,027	$111,243	$19,862	$1,509,132	100.0%	$1,536,638	100.0%

	Recorded Investment
	Debt Service Coverage Ratios
December 31, 2014 ($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
	(In thousands)					(In thousands)
Loan-to-value ratios:
Less than 65%	$930,592	$151,700	$29,460	$1,111,752	97.6%	$1,146,030	97.6%
65% to 75%	16,591	10,537	—	27,128	2.4	28,275	2.4
76% to 80%	—	—	—	—	0.0	—	0.0
Greater than 80%	—	—	—	—	0.0	—	0.0

Total	$947,183	$162,237	$29,460	$1,138,880	100.0%	$1,174,305	100.0%

Composition of Other Invested Assets

The following table sets forth the composition of “Other invested assets” as of December 31, 2015 and December 31, 2014:

Amortized Cost

	Successor	Successor
($ in thousands)	December 31, 2015	December 31, 2014
Low income housing tax credit properties	$677	$896
Derivatives	17,735	26,001

	$18,412	$26,897

Schedule of Net Investment Income

Net investment income for Successor Periods for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities	$334,931	$231,972	$2,461	$11,545
Commercial mortgage loans	63,028	49,417	—	—
Cash, cash equivalents and short-term investments	511	4,786	16	23
Other investment (loss) income	9,543	7,353	—	—

Gross investment income	408,013	293,528	2,477	11,568
Investment expenses	9,082	4,957	127	633

Net investment income	$398,931	$288,571	$2,350	$10,935

Schedule of Realized Investment Gains and Losses

Realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Realized investment gains, net
Fixed maturities	$120,421	$25,795	$285	$—
Commercial mortgage loans	2,325	2,880	—	—
Derivatives	(9,208)	17,417	—	—

Net realized gains	$113,538	$46,092	$285	$—

Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses

Proceeds from sales of fixed maturities and gross realized investment gains and losses for Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and year ended December 31, 2013 were as follows:

	Successor		Predecessor
($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013
Fixed maturities, available-for-sale
Proceeds from sales	$3,864,356	$1,429,177	$5,277	$9,170
Gross investment gains from sales	147,287	30,403	317	3
Gross investment losses from sales	(26,829)	(4,608)	(32)	(1)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015 and December 31, 2014:

	Less than 12 months		Greater than 12 months
December 31, 2015 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$18,639	$(77)	$98	$(4)	$18,737	$(81)
Obligations of U.S. States and Political Subdivisions	207,889	(6,983)	4,030	(35)	211,919	(7,018)
Foreign government	41,507	(8,665)	5,965	(1,936)	47,472	(10,601)
All other corporate securities	3,523,371	(293,131)	209,474	(60,018)	3,732,845	(353,149)
ABS	397,884	(7,031)	15,040	(1,198)	412,924	(8,229)
CMBS	437,244	(7,164)	8,419	(80)	445,663	(7,244)
RMBS	65,470	(776)	29,659	(753)	95,129	(1,529)

Total fixed income securities	$4,692,004	$(323,827)	$272,685	$(64,024)	$4,964,689	$(387,851)

	Less than 12 months		Greater than 12 months
December 31, 2014 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$14,160	$(58)	$—	$—	$14,160	$(58)
Obligations of U.S. States and Political Subdivisions	57,605	(531)	—	—	57,605	(531)
Foreign government	37,543	(437)	—	—	37,543	(437)
All other corporate securities	1,683,186	(34,127)	—	—	1,683,186	(34,127)
ABS	115,568	(2,408)	—	—	115,568	(2,408)
CMBS	135,203	(1,065)	—	—	135,203	(1,065)
RMBS	92,804	(1,023)	—	—	92,804	(1,023)

Total fixed income securities	$2,136,069	$(39,649)	$—	$—	$2,136,069	$(39,649)

Net Unrealized Investment Gains and Losses in AOCI

Net Unrealized Investment Gains and Losses in AOCI

($ in thousands) Predecessor	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2012	$21,236	$—	$—	$(7,433)	$13,803
Net investment gains and losses on investments arising during the period	(15,281)	—	—	5,349	(9,932)
Reclassification adjustment for gains and losses included in net income	1	—	—	—	1

Balance, December 31, 2013	$5,954	$—	$—	$(2,084)	$3,870
Net investment gains and losses on investments arising during the period	2,364	—	—	(828)	1,536
Reclassification adjustment for gains and losses included in net income	285	—	—	(100)	185

Balance, March 31, 2014	$8,033	$—	$—	$(2,812)	$5,221

Successor
Balance, April 1, 2014	$—	$—	$—	$—	$—
Net investment gains and losses on investments arising during the period	159,261	—	—	(55,675)	103,586
Reclassification adjustment for gains and losses included in net income	—	—	—	—	—
Impact of net unrealized investment gains and losses on VOBA	—	(20,287)	—	7,100	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(7,541)	2,640	(4,901)

Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)